Summary of Significant Accounting Policies - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Current Assets [Line Items]
Other Current Assets	$ 2,339	$ 1,993	$ 10,105
Settlements receivable on derivative financial instruments
Schedule Of Other Current Assets [Line Items]
Other Current Assets			7,890
Pipe and oil field equipment inventory
Schedule Of Other Current Assets [Line Items]
Other Current Assets		1,198	1,379
Other
Schedule Of Other Current Assets [Line Items]
Other Current Assets		$ 795	$ 836